UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ballentine Finn & Co., Inc.
Address: 55 Mill Street
         P.O. Box 1860
         Wolfeboro, NH  03894

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roy C. Ballentine
Title:     President
Phone:     603-569-1717

Signature, Place, and Date of Signing:

     Roy C. Ballentine     Wolfeboro, NH     September 25, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $253,841 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APTARGROUP INC                 COM              038336103      243     4900 SH       Sole                        0        0     4900
BANK OF AMERICA CORPORATION    COM              060505104      251     5228 SH       Sole                        0        0     5228
BANTA CORP                     COM              066821109      241     5200 SH       Sole                        0        0     5200
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    16499      180 SH       Sole                        0        0      180
BOEING CO                      COM              097023105      323     3947 SH       Sole                        0        0     3947
CHUBB CORP                     COM              171232101     3231    64748 SH       Sole                        0        0    64748
COCA COLA ENTERPRISES INC      COM              191219104       75    75000 SH       Sole                        0        0    75000
CONOCOPHILLIPS                 COM              20825C104      321     4892 SH       Sole                        0        0     4892
DARWIN PROFESSIONAL UNDERWRI   COM              237502109     1104    62500 SH       Sole                        0        0    62500
DAVITA INC                     COM              23918K108      229     4600 SH       Sole                        0        0     4600
GENERAL ELECTRIC CO            COM              369604103      661    20050 SH       Sole                        0        0    20050
HCC INS HLDGS INC              COM              404132102      283     9600 SH       Sole                        0        0     9600
INTEL CORP                     COM              458140100      270    14208 SH       Sole                        0        0    14208
INVESTMENT TECHNOLOGY GRP NE   COM              46145F105     2342    46044 SH       Sole                        0        0    46044
ISHARES TR                     MSCI EAFE IDX    464287465    53726   821620 SH       Sole                        0        0   821620
ISHARES TR                     MSCI VAL IDX     464288877      405     6466 SH       Sole                        0        0     6466
ISHARES TR                     DJ SEL DIV INX   464287168      299     4740 SH       Sole                        0        0     4740
ISHARES TR                     MSCI GRW IDX     464288885      233     3776 SH       Sole                        0        0     3776
ISHARES TR                     RUSSELL 3000     464287689      266     3603 SH       Sole                        0        0     3603
ISHARES TR                     LEHMAN AGG BND   464287226      496     5092 SH       Sole                        0        0     5092
ISHARES TR                     US TIPS BD FD    464287176      712     7147 SH       Sole                        0        0     7147
ISHARES TR                     MSCI EMERG MKT   464287234      754     8028 SH       Sole                        0        0     8028
ISHARES TR                     RUSL 2000 VALU   464287630     1190    16444 SH       Sole                        0        0    16444
ISHARES TR                     S&P MIDCP VALU   464287705      469     6290 SH       Sole                        0        0     6290
ISHARES TR                     S&P SMLCP VALU   464287879     8974   129219 SH       Sole                        0        0   129219
ISHARES TR                     S&P SMLCAP 600   464287804    15663   252226 SH       Sole                        0        0   252226
ISHARES TR                     S&P 500 INDEX    464287200    26495   207719 SH       Sole                        0        0   207719
ISHARES TR                     S&P 500 VALUE    464287408      750    10913 SH       Sole                        0        0    10913
ISHARES TR                     RUSSELL MIDCAP   464287499      239     2600 SH       Sole                        0        0     2600
ISHARES TR                     RUSSELL 2000     464287655     4411    61497 SH       Sole                        0        0    61497
ISHARES TR                     RUSL 2000 GROW   464287648      357     4863 SH       Sole                        0        0     4863
ISHARES TR                     RUSSELL1000VAL   464287598    18874   258128 SH       Sole                        0        0   258128
ISHARES TR                     RUSSELL 1000     464287622    10136   146687 SH       Sole                        0        0   146687
ISHARES TR                     RUSSELL1000GRW   464287614     6323   125013 SH       Sole                        0        0   125013
ISHARES TR                     S&P MIDCAP 400   464287507      399     5220 SH       Sole                        0        0     5220
LATIN AMER EQUITY FD INC NEW   COM              51827Q106      299     8257 SH       Sole                        0        0     8257
LIMITED BRANDS INC             COM              532716107     2127    83133 SH       Sole                        0        0    83133
MIDCAP SPDR TR                 UNIT SER 1       595635103     1832    13167 SH       Sole                        0        0    13167
NASDAQ 100 TR                  UNIT SER 1       631100104     1798    46370 SH       Sole                        0        0    46370
NOVARTIS A G                   SPONSORED ADR    66987V109      242     4490 SH       Sole                        0        0     4490
PAYCHEX INC                    COM              704326107    11743   301262 SH       Sole                        0        0   301262
PFIZER INC                     COM              717081103     5652   240822 SH       Sole                        0        0   240822
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803      332    16351 SH       Sole                        0        0    16351
SPDR TR                        UNIT SER 1       78462F103    50326   395550 SH       Sole                        0        0   395550
STANLEY WKS                    COM              854616109      788    16692 SH       Sole                        0        0    16692
VANGUARD INDEX FDS             REIT VIPERS      922908553     1458    21997 SH       Sole                        0        0    21997